Stockholders' Equity - Schedule of Share Repurchase Plan Following Estimated Value Per Share of Common Stock is Published (Detail) - Share Repurchase Plan Post Published Valuation [Member] - Common Stock [Member]
Mar. 30, 2016
Class of Stock [Line Items]
Less than 1 year	0.00%
1 year	92.50%
2 years	95.00%
3 years	97.50%
4 years	100.00%
Less than 1 year	0.00%
1 year	92.50%
2 years	95.00%
3 years	97.50%
4 years	100.00%